Related Party Transactions - Significant Transactions Between the Controlling Company and Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales			₩ 13,472,119
Other sales			143,067
Purchase of material			2,931,565
Purchase of fixed assets			750,275
Outsourced processing cost			688,025
Others			428,288
Posco [member]
Disclosure of transactions between related parties [line items]
Sales	₩ 11,985,087	₩ 13,735,110	13,564,308
Other sales	306,077	257,959	202,162
Purchase of material	3,965,895	4,895,108	4,367,687
Purchase of fixed assets	1,345,125	1,193,177	965,298
Outsourced processing cost	662,124	683,002	712,217
Others	498,248	554,685	438,631
Posco [member] | POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	65	1,364	10,904
Other sales	41	86	240
Purchase of material	916	2,882	3,166
Purchase of fixed assets	84,839	306,927	215,023
Outsourced processing cost	4,086	15,089	24,192
Others	12,431	30,317	10,257
Posco [member] | SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	5,651	5,527	5,105
Other sales	4,739	4,100	4,108
Purchase of material	545,001	588,276	558,425
Others		9	80
Posco [member] | POSCO-SAMSUNG-Slovakia Processing Center [member]
Disclosure of transactions between related parties [line items]
Sales	40,512	65,688	61,981
Posco [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Other sales	91,188
Purchase of material	1,300,296	1,272,878	810,196
Posco [member] | Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	34,555	16,084	14,199
Other sales	69,110	112,390	54,747
Purchase of material	63,945	76,427	64,335
Others	31,637	85,167	6
Posco [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	80,783	88,663	92,189
Other sales	165,078	116,576	59,095
Purchase of material	1,910,158	1,940,463	1,436,122
Purchase of fixed assets	84,839	306,927	215,023
Outsourced processing cost	4,086	15,089	24,192
Others	44,068	115,493	10,343
Posco [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales	6,790	6,688	7,827
Other sales	11,123	11,137	97
Purchase of material	15	4,725
Purchase of fixed assets	772,846	416,734	322,924
Outsourced processing cost	220	57	47
Others	63,467	24,174	36,428
Posco [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	418,619	468,070	476,105
Other sales	1,820	2,014	2,725
Purchase of material		95
Outsourced processing cost	28,523	20,298	9,211
Others	639	724	1,434
Posco [member] | POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Sales	2,747	2,924	2,624
Other sales	4,996	4,994	7,479
Purchase of fixed assets	374,914	344,977	341,472
Outsourced processing cost	41,384	34,638	34,376
Others	181,554	181,128	196,252
Posco [member] | eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	15	15	12
Other sales	60	60	60
Purchase of material	214,750	304,846	377,198
Purchase of fixed assets	34,217	64,845	27,508
Outsourced processing cost	76	126	390
Others	25,870	25,754	31,455
Posco [member] | POSCO CHEMTECH CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales	258,154	389,731	417,957
Other sales	34,944	35,592	35,762
Purchase of material	456,780	522,493	531,452
Purchase of fixed assets	23,003	17,549	21,730
Outsourced processing cost	304,135	315,530	319,868
Others	4,816	4,561	2,802
Posco [member] | POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Sales	1,262	148,205	206,638
Other sales	2,396	2,211	1,445
Purchase of material	14,011	5,123
Purchase of fixed assets	3	94
Others	23,336	7,561
Posco [member] | POSCO DAEWOO Corporation [member]
Disclosure of transactions between related parties [line items]
Sales		6,025,938	5,835,226
Other sales		46,661	42,888
Purchase of material		541,002	690,345
Purchase of fixed assets			0
Outsourced processing cost		49,506	57,624
Others		7,149	4,318
Posco [member] | POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Sales	311,924	265,374	299,450
Other sales	137	13,795	5,335
Purchase of material	2,538	10,037	10,115
Others		3	71
Posco [member] | POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of transactions between related parties [line items]
Sales	5,644,017
Other sales	56,322
Purchase of material	342,520
Outsourced processing cost	11,371
Others	4,375
Posco [member] | POSCO America Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	121,377	300,598	336,366
Others	1,249	2,994	2,486
Posco [member] | POSCO Canada Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		1,067
Other sales	1,325	1,833	2,155
Purchase of material	162,385	306,552	300,982
Posco [member] | POSCO Asia Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	1,514,154	1,781,841	1,857,665
Other sales	1,060	1,352	253
Purchase of material	151,373	390,056	536,280
Purchase of fixed assets	4,331	1,338	650
Outsourced processing cost	1,508	1,574	2,449
Others	3,915	7,561	6,524
Posco [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	145,006	146,468	188,252
Other sales	66		7
Others	305	110	34
Posco [member] | POSCO JAPAN Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	1,076,987	1,509,631	1,353,313
Other sales		36	6
Purchase of material	37,210	38,631	25,773
Purchase of fixed assets	5,277	6,269	4,204
Others	6,225	5,835	5,411
Posco [member] | POSCO-VIETNAM Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	253,060	265,849	273,573
Other sales	605	368	156
Others	96	66	8
Posco [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of transactions between related parties [line items]
Sales	168,188	303,924	299,276
Other sales	403	159	17
Others	2,000	809	35
Posco [member] | POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Sales	328,943	644,652	563,618
Other sales	2,507	311	584
Others	479	800	156
Posco [member] | POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	112,925	121,633	196,095
Other sales		27
Purchase of material		2,189	2,616
Others			5
Posco [member] | POSCO VST CO LTD [member]
Disclosure of transactions between related parties [line items]
Sales	208,464	299,307
Other sales	218
Others	156	114
Posco [member] | POSCO INTERNATIONAL SINGAPORE PTE LTD [member]
Disclosure of transactions between related parties [line items]
Other sales		154
Purchase of material	600,580	694,600
Posco [member] | Others [member]
Disclosure of transactions between related parties [line items]
Sales	1,331,672	964,532	1,158,122
Other sales	23,017	20,679	44,098
Purchase of material	73,575	134,296	456,804
Purchase of fixed assets	45,695	34,444	31,787
Outsourced processing cost	270,821	246,184	264,060
Others	135,698	169,849	₩ 140,869
Posco [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales	11,904,304	13,646,447
Other sales	140,999	141,383
Purchase of material	2,055,737	2,954,645
Purchase of fixed assets	1,260,286	886,250
Outsourced processing cost	658,038	667,913
Others	₩ 454,180	₩ 439,192